Group Statement of Changes in Equity - USD ($) $ in Millions		Total	Adjustment for transition to new accounting pronouncements	[1]	Restated opening balance	Total	Total Adjustment for transition to new accounting pronouncements	[1]	Total Restated opening balance	Share capital	Share capital Restated opening balance	Share premium	Share premium Restated opening balance	Other reserves	Other reserves Restated opening balance	Retained earnings	Retained earnings Adjustment for transition to new accounting pronouncements		Retained earnings Restated opening balance	Non-controlling interests	Non-controlling interests Adjustment for transition to new accounting pronouncements	[1]	Non-controlling interests Restated opening balance
Opening balance at Dec. 31, 2018		$ 49,823	$ (115)		$ 49,708	$ 43,686	$ (113)		$ 43,573	$ 3,688	$ 3,688	$ 4,312	$ 4,312	$ 8,661	$ 8,661	$ 27,025	$ (113)	[1]	$ 26,912	$ 6,137	$ (2)		$ 6,135
Total comprehensive income	[2]	7,318				8,351								519		7,832				(1,033)
Currency translation arising on Rio Tinto Limited's share capital	[3]	(29)				(29)				(29)
Dividends		(10,710)				(10,334)										(10,334)				(376)
Share buy-back	[4]	(1,135)				(1,135)				(4)				4		(1,135)				0
Companies no longer consolidated		(32)																		(32)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees/ share options	[5]	(106)				(106)								(63)		(43)
Change in equity interest held by Rio Tinto	[6]	0				85										85				(85)
Treasury shares reissued and other movements		1				1						1
Equity issued to holders of non-controlling interests		101																		101
Employee share awards charged to the income statement		126				126								56		70
Closing balance at Dec. 31, 2019		45,242				40,532				3,655		4,313		9,177		23,387	0			4,710
Total comprehensive income	[2]	12,984				12,201								2,798		9,403				783
Currency translation arising on Rio Tinto Limited's share capital	[3]	333				333				333
Dividends		(6,821)				(6,132)										(6,132)				(689)
Share buy-back	[4]	(1)				(1)										(1)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees/ share options	[5]	(107)				(107)								(76)		(31)
Change in equity interest held by Rio Tinto	[6]	0				84										84				(84)
Treasury shares reissued and other movements		1				1						1
Equity issued to holders of non-controlling interests		129																		129
Employee share awards charged to the income statement		143				143								61		82
Closing balance at Dec. 31, 2020		51,903				47,054				3,988		4,314		11,960		26,792	$ 0			4,849
Total comprehensive income	[2]	21,305				19,896								(1,916)		21,812				1,409
Currency translation arising on Rio Tinto Limited's share capital	[3]	(211)				(211)				(211)
Dividends		(16,475)				(15,385)										(15,385)				(1,090)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees/ share options	[5]	(113)				(113)								(95)		(18)
Change in equity interest held by Rio Tinto	[6]	0				76										76				(76)
Treasury shares reissued and other movements		6				6						6
Equity issued to holders of non-controlling interests		66																		66
Employee share awards charged to the income statement		109				109								49		60
Closing balance at Dec. 31, 2021		$ 56,590				$ 51,432				$ 3,777		$ 4,320		$ 9,998		$ 33,337				$ 5,158

[1]	Impact of the transition to new accounting pronouncements; IFRS 16 “Leases” and IFRIC 23 “Uncertainty over Income Tax Treatments” on 1 January 2019.
[2]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.
[3]	Refer to note 1(d).
[4]	In 2021, we did not undertake a share buy-back programme. In 2020, the total amount of US$1 million related to own shares purchased that were previously not recognised as a financial liability in the previous year. The total cash outflow in 2020 relating to own shares purchased was US$208 million. In 2019 US$1,135 million shown above relates to own shares purchased from the owners of Rio Tinto as per the cash flow statement of US$1,552 million and a financial liability recognised in respect of an irrevocable contract in place at the reporting date to cover the share buy-back programme, less amounts paid during the year in respect of a similar irrevocable contract in place at the beginning of the year.
[5]	Net of contributions received from employees for share awards.
[6]	Includes accrual of interest on funding balances with holders of non-controlling interests in Oyu Tolgoi. Refer to note 1(xii) and note 32(l). On 25 January 2022, Turquoise Hill agreed to waive the full amount of funding balances and interest; refer to note 45.